Stock Based Compensation and Common Stock (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	45,575,047	45,486,067
Balance at beginning fair value	$ 7.00	$ 7.00
Weighted average conttractual term (in years)	7 years	7 years
Granted | shares	5,000	946,800
Weighted average conttractual term (in years)	7 years	7 years
Exercised | shares	(77,973)	(37,100)
Forfeited | shares	(25,036)	(899,063)
Fair value Forfeited	$ 7.00	$ 7.00
Shares issued | shares
Unissued shares converted to options | shares		78,343
Expired | shares
Balance at ending	45,477,038	45,575,047
Balance at ending fair value	$ 7.00	$ 7.00
Weighted average conttractual term (in years)	7 years	7 years
Options, Exercisable, Number	35,150,269	33,425,287
Options, Exercisable, Weighted Average Exercise Price	$ 7.00	$ 7.00
Weighted average conttractual term (in years)	7 years	7 years
Fair value Forfeited	$ 7.00
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	90,000	1,344,657
Balance at beginning fair value	$ 7.00
Granted | shares		110,000
Granted fair value		$ 7.00
Forfeited | shares		(7,456)
Shares issued | shares		(1,278,858)
Unissued shares converted to options | shares		(78,343)
Balance at ending	90,000	90,000
Balance at ending fair value	$ 7.00	$ 7.00
Options, Exercisable, Number
Options, Exercisable, Weighted Average Exercise Price